Accrued Liabilities	3 Months Ended
Mar. 31, 2022
Accrued Liabilities [Abstract]
ACCRUED LIABILITIES

5. ACCRUED LIABILITIES

Accrued liabilities on the consolidated balance sheets are comprised of the following as of March 31, 2022 and December 31, 2021, respectively:

	March 31, 2022	December 31, 2021
Accrued compensation expenses	$7,548	$3,802
Accrued interest	1,554	1,369
Accrued vendor payables	1,511	1,109
Accrued professional services	925	934
Other accrued liabilities	165	84
	$11,703	$7,298